Long-term Debt - Summary of Long-term Debt (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Issue Date	Nov. 10, 2021
Maturity Date	Nov. 10, 2026
Drawn Amount	$ 28,000,000
Total	28,000,000	$ 0
Current portion of long-term debt	4,804,000
Long-term debt	23,196,000
Current portion of deferred finance charges	56,384
Deferred finance charges non-current	107,029
Total deferred finance charges	163,413
Total debt	28,000,000
Total debt, net of deferred finance charges	27,836,587
Less: Current portion of long-term debt, net of current portion of deferred finance charges	4,747,616
Total long – term debt	$ 23,088,971